SCHEDULE OF FAIR VALUE OF FINANCIAL CURRENT ASSETS AND LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bond, including current portion of bonds	¥ 45,597	¥ 28,620
Long-term debt, including current portion of long-term debt	15,428,782	10,843,898
Total	15,474,379	10,872,518
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bond, including current portion of bonds
Long-term debt, including current portion of long-term debt
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bond, including current portion of bonds	45,597	28,620
Long-term debt, including current portion of long-term debt	15,428,782	10,843,898
Total	15,474,379	10,872,518
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bond, including current portion of bonds
Long-term debt, including current portion of long-term debt
Total